Revenues - Schedule of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues
Revenues	¥ 374,847	$ 53,602	¥ 316,170	¥ 290,232
Subscription
Revenues
Revenues	226,338	32,366	196,813	173,523
Value-Added Services
Revenues
Revenues	40,918	5,851	32,825	31,129
Vertical Applications
Revenues
Revenues	¥ 107,591	$ 15,385	¥ 86,532	¥ 85,580